Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event

23. Subsequent Event

In January 2012, the Company executed three new interest rate swap agreements, each of which mature in February 2017, to reduce the variability of interest payments associated with the Term Loan Facility. These interest rate swap agreements have notional amounts of $320,000, $160,000 and $160,000, respectively, and have the effect of fixing the Company’s interest payments on the hedged portion (collectively, $640,000) of the Term Loan Facility at 7.1485%.